UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21788

Seligman TargetHorizon ETF Portfolios, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:        (212) 850-1864

Date of fiscal year end:         9/30

Date of reporting period:     6/30/07

FORM N-Q

ITEM 1.	SCHEDULE OF INVESTMENTS.

Seligman TargetHorizon ETF Portfolios, Inc.
Schedules of Investments (unaudited)
June 30, 2007

TargETFund Core

	Shares or Principal Amount		Value
Exchange-Traded Funds 99.9%
Large- and Mid-Cap Equity Funds 44.9% iShares Dow Jones Select Dividend Index Fund	126,981	shs.	$9,126,124
iShares Russell Midcap Index Fund	42,064		4,582,032
SPDR Trust Series 1	183,300		27,573,819
			41,281,975

Fixed-Income Funds 35.1%
iShares iBoxx $Investment Grade Corporate Bond Fund	88,272		9,235,017
iShares Lehman US Treasury Inflation Protected Securities	93,279		9,232,755
Vanguard Total Bond Market ETF	185,700		13,793,796
			32,261,568

International Equity Fund 10.0%
iShares MSCI EAFE Index Fund	114,423		9,244,234

REIT Fund 9.9%
Dow Jones Wilshire REIT Fund	112,400		9,121,260

Total Exchange-Traded Funds			91,909,037

Short-Term Holdings 19.7%
Fixed Time Deposits 9.9%
BNP Paribas, Grand Cayman 5.32%, 7/2/2007	$4,550,000		4,550,000
Citibank, Nassau 5.19%, 7/2/2007	4,550,000		4,550,000
			9,100,000

Repurchase Agreement 9.8%
State Street Bank, 4.65%, dated 6/29/2007, maturing 7/2/2007, in the amount of $9,062,510, collateralized by: $9,455,000 Federal Home Loan Bank 4.375%, 9/17/2010, with a fair market value of $9,334,354	9,059,000		9,059,000
Total Short-Term Holdings			18,159,000

Total Investments 119.6%			110,068,037
Other Assets Less Liabilities (19.6)%			(18,064,057)
Net Assets 100.0%			$92,003,980

TargETFund 2015

	Shares or Principal Amount		Value
Exchange-Traded Funds 99.8%
Large- and Mid-Cap Equity Funds 44.9%
iShares Dow Jones Select Dividend Index Fund	10,400	shs.	$747,448
iShares Russell Midcap Index Fund	84,849		9,242,602
SPDR Trust Series 1	62,475		9,398,114
			19,388,164

Small-Cap Equity Funds 16.4%
iShares Russell 2000 Index Fund	63,942		5,304,628
WisdomTree International SmallCap Dividend Fund	24,900		1,781,097
			7,085,725

Fixed-Income Funds 14.4%
iShares iBoxx $Investment Grade Corporate Bond Fund	41,524		4,344,241
iShares Lehman US Treasury Inflation Protected Securities Fund	7,600		752,248
Vanguard Total Bond Market ETF	15,300		1,136,484
			6,232,973
International Equity Funds 14.2%
iShares MSCI EAFE Index Fund	53,955		4,359,024
iShares MSCI Emerging Markets Index Fund	13,418		1,766,480
			6,125,504

REIT Fund 9.9%
Dow Jones Wilshire REIT Fund	52,600		4,268,490

Total Exchange-Traded Funds			43,100,856

Short-Term Holdings 6.3%
Fixed Time Deposit 5.0%
Citibank, Nassau 5.19%, 7/2/2007	$2,156,000		2,156,000
Repurchase Agreement 1.3%
State Street Bank, 4.65%, dated 6/29/2007, maturing 7/2/2007, in the amount of $545,211, collateralized by: $570,000 Federal Home Loan Bank 4.375%, 9/17/2010, with a fair market value of $562,727	545,000		545,000
Total Short-Term Holdings			2,701,000

Total Investments 106.1%			45,801,856
Other Assets Less Liabilities (6.1)%			(2,628,762)
Net Assets 100.0%			$43,173,094

TargETFund 2025

	Shares or Principal Amount		Value
Exchange-Traded Funds 98.3%
Large- and Mid-Cap Equity Funds 44.2%
iShares Russell Midcap Index Fund	85,201	shs.	$9,280,945
SPDR Trust Series 1	49,550		7,453,807
			16,734,752

Small-Cap Equity Funds 31.8%
iShares Russell 2000 Index Fund	103,921		8,621,286
WisdomTree International SmallCap Dividend Fund	47,900		3,426,287
			12,047,573

International Equity Funds 18.9%
iShares MSCI EAFE Index Fund	46,443		3,752,130
iShares MSCI Emerging Markets Index Fund	25,934		3,414,211
			7,166,341

REIT Fund 1.7%
Dow Jones Wilshire REIT Fund	8,000		649,200
Fixed-Income Fund 1.7%
iShares iBoxx $Investment Grade Corporate Bond Fund	6,200		648,644

Total Exchange-Traded Funds			37,246,510

Repurchase Agreement 5.3%
State Street Bank, 4.65%, dated 6/29/2007, maturing 7/2/2007, in the amount of $2,026,785, collateralized by: $2,115,000 Federal Home Loan Bank 4.375%, 9/17/2010, with a fair market value of $2,088,013	$2,026,000		2,026,000

Total Investments 103.6%			39,272,510
Other Assets Less Liabilities (3.6)%			(1,365,552)
Net Assets 100.0%			$37,906,958

TargETFund 2035

	Shares or Principal Amount		Value
Exchange-Traded Funds 97.7%
Large- and Mid-Cap Equity Funds 43.9%
iShares Russell Midcap Index Fund	5,940	shs.	$647,044
SPDR Trust Series 1	3,450		518,983
			1,166,027

Small-Cap Equity Funds 34.1%
iShares Russell 2000 Index Fund	7,780		645,429
WisdomTree International SmallCap Dividend Fund	3,645		260,727
			906,156

International Equity Funds 19.7%
iShares MSCI EAFE Index Fund	3,235		261,356
iShares MSCI Emerging Markets Index Fund	1,980		260,667
			522,023

Total Exchange-Traded Funds			2,594,206

Repurchase Agreement 0.8%
State Street Bank, 4.65%, dated 6/29/2007, maturing 7/2/2007, in the amount of $22,009, collateralized by: $25,000 Federal Home Loan Bank 4.375%, 9/17/2010, with a fair market value of $24,681	$22,000		22,000

Total Investments 98.5%			2,616,206
Other Assets Less Liabilities 1.5%			39,545
Net Assets 100.0%			$2,655,751

TargETFund 2045

	Shares or Principal Amount		Value
Exchange-Traded Funds 97.9%
Large- and Mid-Cap Equity Funds 44.0%
iShares Russell Midcap Index Fund	2,960	shs.	$322,433
SPDR Trust Series 1	1,715		257,988
			580,421
Small-Cap Equity Funds 34.2%
iShares Russell 2000 Index Fund	3,865		320,640
WisdomTree International SmallCap Dividend Fund	1,810		129,469
			450,109
International Equity Funds 19.7%
iShares MSCI EAFE Index Fund	1,610		130,072
iShares MSCI Emerging Markets Index Fund	980		129,017
			259,089

Total Exchange-Traded Funds			1,289,619

Repurchase Agreement 10.9%
State Street Bank, 4.65%, dated 6/29/2007, maturing 7/2/2007, in the amount of $144,056, collateralized by: $155,000 Federal Home Loan Bank 4.375%, 9/17/2010, with a fair market value of $153,022	$144,000		144,000

Total Investments 108.8%			1,433,619
Other Assets Less Liabilities (8.8)%			(116,346)
Net Assets 100.0%			$1,317,273

Notes to Schedules of Investments (unaudited)

Organization — Seligman TargetHorizon ETF Portfolios, Inc. (the “Series”) is a diversified open-end management investment company, or mutual fund, and consists of five separate and distinct funds: Seligman TargETFund Core, Seligman TargETFund 2015, Seligman TargETFund 2025, Seligman TargETFund 2035, and Seligman TargETFund 2045. The Series was incorporated under the laws of the state of Maryland on July 6, 2005.

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary markets in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value.

At June 30, 2007, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

		Total Unrealized
Fund	Tax Basis Cost	Appreciation	Depreciation	Net Appreciation
TargETFund Core	$104,736,266	$5,708,965	$(377,194)	$5,331,771
TargETFund 2015	41,644,915	4,309,757	(152,816)	4,156,941
TargETFund 2025	34,755,014	4,556,459	(38,963)	4,517,496
TargETFund 2035	2,558,964	57,242	—	57,242
TargETFund 2045	1,382,701	50,918	—	50,918

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date:	August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date:	August 24, 2007

By:	/S/ LAWRENCE P. VOGEL Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date:	August 24, 2007

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.